Income Taxes - Loss Carryforwards (Details 4) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Unrecognized deferred tax assets		$ 21.3
Alternative Minimum Tax [Member]
Tax Credit Carryforward [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (4.4)
Domestic Tax Authority [Member] | Operating Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards		2,372.3
Domestic Tax Authority [Member] | Alternative Minimum Tax [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards		2,672.8
Tax Credit Carryforward, Amount		17.7
Domestic Tax Authority [Member] | Research [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount		1.2
State and Local Jurisdiction [Member] | Operating Loss and Tax Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets from operating loss and tax credit carryforwards		$ 77.4
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards, Expiration Dates		Dec. 31, 2023
Earliest Tax Year [Member] | Domestic Tax Authority [Member] | Research [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Date		Dec. 31, 2027
Earliest Tax Year [Member] | State and Local Jurisdiction [Member] | Operating Loss and Tax Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Operating Loss and Tax Credit Carryforwards, Expiration Date		Dec. 31, 2016
Latest Tax Year [Member] | Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards, Expiration Dates		Dec. 31, 2035
Latest Tax Year [Member] | State and Local Jurisdiction [Member] | Operating Loss and Tax Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Operating Loss and Tax Credit Carryforwards, Expiration Date		Dec. 31, 2035